Significant Accounting Policies - Effects of Inflation (Details)	12 Months Ended	36 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, threshold for recognition	100.00%
Mexico
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		13.90%	11.20%	13.20%
Guatemala
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		11.70%	10.90%	11.80%
Costa Rica
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		5.80%	4.50%	5.80%
Panama
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		0.90%	(1.50%)	0.50%
Colombia
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		11.40%	8.80%	11.00%
Nicaragua
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		17.10%	13.50%	15.60%
Argentina
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		216.10%	209.20%	179.40%
Brazil
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		20.00%	13.10%	11.10%
United States
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		11.00%	3.70%
Euro Zone
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		5.80%	2.40%	3.60%
Chile
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		13.70%	8.80%	8.30%
Peru
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		10.60%	6.20%	5.20%
Ecuador
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		22.80%	(0.70%)	0.30%
Uruguay
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		28.50%	28.50%	22.00%